Trade Payables	12 Months Ended
Dec. 31, 2018
Trade and other payables [abstract]
Trade Payables
11.	Trade payables
The trade payables (EUR 1,805 thousand; previous year: EUR 1,620 thousand) increased by EUR 185 thousand from the previous year.